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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [_]; Amendment Number:
                                               ----------

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    James Caird Asset Management (US) LP
Address: 1251 Avenue of the Americas, New York, NY 10020

Form 13F File Number: 28-
                         ----------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Kurt Alfrey
Title: General Counsel
Phone: 44 20 7073 2137

Signature, Place, and Date of Signing:


         /s/ Kurt Alfrey            London, United Kingdom      March 18, 2009
---------------------------------

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 33

Form 13F Information Table Value Total: 136,911
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE

                                                                                                             VOTING AUTHORITY
             NAME OF              TITLE OF                VALUE    SHRS OR   SH/ PUT/ INVESTMENT   OTHER  ----------------------
             ISSUER                 CLASS        CUSIP  (x$1000)  PRN AMOUNT PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
------------------------------ -------------- --------- -------- ----------- --- ---- ---------- -------- ---------- ------ ----
AMD SER B SR UNS CONV 6%       CONVRT BONDS   007903AL1     2825  10,000,000  SH         SOLE             10,000,000
CAMPBELL SOUP CO USD .0375 COM COMMON STOCK   134429109     4261     142,000  SH         SOLE                142,000
CHEVRON CORPORATION            COMMON STOCK   166764100     6546      88,500  SH         SOLE                 88,500
CISCO SYSTEMS INC COM STK      COMMON STOCK   17275R102      815      50,000  SH         SOLE                 50,000
COLFAX CORP                    COMMON STOCK   194014106     2224     214,100  SH         SOLE                214,100
COMCAST CORP CL A COM STK      COMMON STOCK   20030N101     2954     175,000  SH         SOLE                175,000
CROWN HOLDINGS INC COM STK     COMMON STOCK   228368106      960      50,000  SH         SOLE                 50,000
DEERE & CO COM                 COMMON STOCK   244199105     1341      35,000  SH         SOLE                 35,000
FEDERAL MOGUL CORP COM STK     COMMON STOCK   313549404      356      84,189  SH         SOLE                 84,189
GANNETT CO INC COM STK         COMMON STOCK   364730101     1600     200,000  SH         SOLE                200,000
GANNETT CO INC COM STK         OPTIONS - CALL 99O9XKP00      800     100,000  SH CALL    SOLE                100,000
GANNETT CO INC COM STK         OPTIONS - CALL 99O9XKP18      800     100,000  SH CALL    SOLE                100,000
GENERAL ELECTRIC CO COM STK    COMMON STOCK   369604103      188      11,600  SH         SOLE                 11,600
GRAPHIC PACKAGING HLDG CO      COMMON STOCK   388689101      952     835,000  SH         SOLE                835,000
GRUPO TELEVISA SA ADR          ADRS STOCKS    40049J206     2913     195,000  SH         SOLE                195,000
HAYES LEMMERZ INTERN ATIONAL I COMMON STOCK   420781304      837   1,860,700  SH         SOLE              1,860,700
HEINZ H J CO COM STK           COMMON STOCK   423074103     2820      75,000  SH         SOLE                 75,000
HEWLETT-PACKARD CO COM STK     OPTIONS - PUTS 99OBFPG87    15605     430,000  SH PUTS    SOLE                430,000
HONEYWELL INTERNATIO NAL INC C COMMON STOCK   438516106     4925     150,000  SH         SOLE                150,000
HOST HOTELS & RESORT S INC COM REITS/RICS     44107P104     1514     200,000  SH         SOLE                200,000
INTERFACE INC CL A COM STK     COMMON STOCK   458665106      916     197,500  SH         SOLE                197,500
INTL BUSINESS MACHS CORP COM   COMMON STOCK   459200101     9678     115,000  SH         SOLE                115,000
INTL BUSINESS MACHS CORP COM   OPTIONS - PUTS 99OBH94K7    15149     180,000  SH PUTS    SOLE                180,000
KNOLL INC COM STK              COMMON STOCK   498904200     1864     206,700  SH         SOLE                206,700
LAMAR ADVERTISING CO CL A COM  COMMON STOCK   512815101     1256     100,000  SH         SOLE                100,000
LAS VEGAS SANDS CORP COM STK   COMMON STOCK   517834107     1779     300,000  SH         SOLE                300,000
MGM MIRAGE COM STK             OPTIONS - CALL 99O9XNP61     2890     210,000  SH CALL    SOLE                210,000
MICROSOFT CORP COM STK         COMMON STOCK   594918104     7031     361,700  SH         SOLE                361,700
OMNICOM GROUP Exch SR UNS CONV CONVRT BONDS   681919AV8    28613  30,000,000  SH         SOLE             30,000,000
PACTIV CORP COM STK            COMMON STOCK   695257105     3234     130,000  SH         SOLE                130,000
TIME WARNER INC COM STK        COMMON STOCK   887317105     4527     450,000  SH         SOLE                450,000
TRW AUTOMOTIVE HLDGS CORP COM  COMMON STOCK   87264S106      720     200,000  SH         SOLE                200,000
UNITED MICROELECTRON ICS CORP  ADRS STOCKS    910873405     4018   2,050,000  SH         SOLE              2,050,000